CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (981,724)	$ (29,707,230)	$ (30,883,096)	$ (5,532,552)
Adjustments to reconcile net loss to net cash from operating activities:
Changes in fair value of derivative liabilities	(46,440)	338,297	(581)	(1,546,257)
Loss on extinguishment of debt		27,663,430	26,884,231	2,560,045
Accretion of discount on convertible notes			492,296	1,110,831
Non-cash interest and finance charges		483,636	83,247	645,562
Stock based compensation	3,750	690,000	1,391,123	132,093
Foreign exchange loss			58,334
Changes in operating assets and liabilities:
Prepaid expenses and deposits			(67,500)
Deferred financing costs				24,013
Accounts payable and accrued liabilities	9,961	158,913	(145,199)	1,835,315
Research agreement obligations				76,367
NET CASH USED IN OPERATING ACTIVITIES	(1,014,453)	(372,954)	(2,187,145)	(694,583)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of shares, net of issuance costs of $387,500	2,326,014		1,877,500
Convertible notes issuance		418,000	418,000	728,000
Proceeds from loans payable				32,200
Repayment to related parties				(30,867)
Repayment of convertible notes				(20,000)
Repayment of promissory notes			(15,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,326,014	418,000	2,280,500	709,333
INCREASE IN CASH	1,311,561	45,046	93,355	14,750
CASH, BEGINNING OF YEAR	141,944	48,589	48,589
CASH, END OF YEAR	1,453,505		141,944	48,589
SUPPLEMENTAL SCHEDULE OF NON-CASH ACTIVITIES
Accounts payable settled in common stock		513,000	2,415,000	558,000
Accrued interest		476,000	525,000
Convertible notes payable		3,293,000	4,116,000	738,000
Loans payable, related party		42,000	42,000
Promissory notes, related party		210,000	210,000
Due to related parties		369,000	369,000
Fair value derivative liability - conversion option at conversion		$ 708,000	$ 708,000